Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO(1) ($)	Summary Compensation Table Total for Second PEO(1) ($)	Compensation Actually Paid to First PEO(2) ($)	Compensation Actually Paid to Second PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2),(3) ($)	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) ($ MM)	Annual Adjusted PSP ROCE(5) (%)
							Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	23,113,403	—	32,433,844	—	7,441,786	9,973,548	224.57	342.94	4,528	9.5
2024	22,586,946	—	20,026,633	—	7,234,588	5,645,898	191.02	283.16	2,175	7.0
2023	19,409,262	—	34,732,785	—	8,830,452	18,432,934	216.10	250.96	7,239	16.9
2022	18,229,917	16,288,870	36,488,607	24,349,594	7,564,734	12,019,418	162.32	193.73	11,391	24.5
2021	20,953,206	—	21,535,633	—	8,163,303	7,817,258	108.50	132.63	1,594	8.5

Company Selected Measure Name			Adjusted PSP ROCE
Named Executive Officers, Footnote			For 2025, 2024 and 2023, the first Principal Executive Officer ("PEO") reflected in column (b) refers to Mr. Lashier, President and Chief Executive Officer until May 15, 2024 and Chairman and Chief Executive Officer beginning on May 15, 2024. For 2022 and 2021, the first PEO reflected in column (b) refers to Greg Garland, Chairman and Chief Executive Officer until June 30, 2022 and Executive Chairman from July 1, 2022 to May 15, 2024. For 2022, the second PEO reflected in column (b) refers to Mr. Lashier, President and Chief Operating Officer until June 30, 2022, and President and Chief Executive Officer beginning July 1, 2022.The Non-PEO NEOs reflected in columns (d) and (e) represent the following individuals: For 2025, Mr. Mitchell, Mr. Mandell, Mr. Harbison, and Ms. Sutherland; for 2024, Mr. Mitchell, Mr. Mandell, Mr. Harbison, Ms. Sutherland, and Mr. Roberts; for 2023, Mr. Garland, Mr. Mitchell, Mr. Mandell, and Mr. Roberts, for 2022, Mr. Mitchell, Ms. Sutherland, Mr. Mandell, and Mr. Roberts; and for 2021, Mr. Lashier, Mr. Mitchell, Mr. Roberts, and Mr. Herman.
Peer Group Issuers, Footnote			These values represent the cumulative value of a $100 investment in our common stock and in the peer group, including reinvestment of dividends, at market close on December 31, 2020. The Peer Group TSR in column (g) represents the market capitalization-weighted average of our peer group used for purposes of Item 201(e) of Regulation S-K, which is composed of: Delek US Holdings, Inc.; HF Sinclair Corporation; Marathon Petroleum Corporation; PBF Energy Inc.; Valero Energy Corporation; CVR Energy Inc.; Dow Inc.; Westlake Corporation; LyondellBasell Industries N.V; ONEOK, Inc.; Targa Resources Corp.; and The Williams Companies, Inc.
PEO Total Compensation Amount			$ 23,113,403
PEO Actually Paid Compensation Amount			$ 32,433,844
Adjustment To PEO Compensation, Footnote	To calculate CAP for 2025, the following adjustments were made to Summary Compensation Table total compensation, in accordance with SEC rules.

Compensation Actually Paid to PEO	2025 (Mr. Lashier)
Summary Compensation Table Total	23,113,403
Less, value of “Stock Awards” reported in Summary Compensation Table	(16,185,204)
Less, Change in Pension Value reported in Summary Compensation Table	(558,558)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	15,936,834
Plus, fair value as of vesting date of equity awards granted and vested in the year(a)	167,495
Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	2,206,630
Plus (less), change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	7,045,496
Plus, the value of dividend equivalents or other earnings paid on equity awards in the year	430,220
Plus, pension service cost for services rendered during the year	277,529
Compensation Actually Paid to PEO	32,433,844
(a)Represents value of RSUs withheld to satisfy Federal Insurance Contributions Act ("FICA") tax obligations.

Non-PEO NEO Average Total Compensation Amount			$ 7,441,786	$ 7,234,588	$ 8,830,452	$ 7,564,734	$ 8,163,303
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,973,548	5,645,898	18,432,934	12,019,418	7,817,258
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs	2025
Average Summary Compensation Table Total	7,441,786
Less, average value of “Stock Awards” reported in Summary Compensation Table	(4,679,860)
Less, average Change in Pension Value reported in Summary Compensation Table	(450,684)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	4,548,116
Plus, average fair value as of vesting date of equity awards granted and vested in the year(a)	107,473
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	614,147
Plus (less), average change in fair value from fiscal year end until the vesting date of equity awards granted in prior years that vested in the year	2,133,327
Plus, the average value of dividend equivalents or other earnings paid on equity awards in the year	118,040
Plus, average pension service cost for services rendered during the year	141,202
Average Compensation Actually Paid to Non-PEO NEOs	9,973,548
			(a)Represents value of RSUs withheld to satisfy FICA tax obligations.
Compensation Actually Paid vs. Total Shareholder Return

CAP versus Total Shareholder Return
The chart below illustrates the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s and peer group cumulative TSR since December 31, 2020.

Compensation Actually Paid vs. Net Income

CAP versus Net Income
The chart below illustrates the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and the Company's Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

CAP versus Annual Adjusted PSP ROCE
The chart below illustrates the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and the Company's three-year performance period average Adjusted PSP ROCE during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group

CAP versus Total Shareholder Return
The chart below illustrates the relationship between Compensation Actually Paid to our PEO(s), the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s and peer group cumulative TSR since December 31, 2020.

Tabular List, Table

Most Important Performance Measures	•Adjusted VCIP EBITDA
•Adjusted VCIP Controllable Costs
•Adjusted PSP ROCE
•3-Year Relative TSR

Total Shareholder Return Amount			$ 224.57	191.02	216.10	162.32	108.50
Peer Group Total Shareholder Return Amount			342.94	283.16	250.96	193.73	132.63
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 4,528,000,000	$ 2,175,000,000	$ 7,239,000,000	$ 11,391,000,000	$ 1,594,000,000
Company Selected Measure Amount			9.5	7.0	16.9	24.5	8.5
PEO Name	Mr. Lashie	Greg Garland	Mr. Lashier	Mr. Lashier	Mr. Lashier	Greg Garland	Greg Garland
Additional 402(v) Disclosure			The charts that follow depict the relationship of CAP to our PEOs and other NEOs to (i) the TSR of the Company and its peer group (as described in Footnote 4 above), (ii) the Company's net income, and (iii) the Company's annual Adjusted PSP ROCE. Pursuant to Item 402(v) of Regulation S-K, CAP reflects adjustments to the fair value of equity awards during the years presented. Changes in our stock price and the projected and actual achievement of our performance goals greatly impact the total CAP reported for each year presented. For example, our annual TSR performance of 9%, 50%, 33%, -12%, and 18% for 2021, 2022, 2023, 2024, and 2025, respectively, contributed to significant changes in CAP values reported for each year.
Measure:: 1
Pay vs Performance Disclosure
Name			•Adjusted PSP ROCE
Non-GAAP Measure Description			See Appendix A for a reconciliation of Adjusted PSP ROCE to the nearest GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name			•Adjusted VCIP EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			•Adjusted VCIP Controllable Costs
Measure:: 4
Pay vs Performance Disclosure
Name			•3-Year Relative TSR
Lashier [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,113,403	$ 22,586,946	$ 19,409,262	$ 16,288,870
PEO Actually Paid Compensation Amount			32,433,844	$ 20,026,633	$ 34,732,785	24,349,594
Garland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						18,229,917	$ 20,953,206
PEO Actually Paid Compensation Amount						$ 36,488,607	$ 21,535,633
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(558,558)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			277,529
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(16,185,204)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,936,834
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,206,630
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			167,495
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,045,496
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			430,220
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(450,684)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			141,202
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,679,860)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,548,116
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			614,147
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			107,473
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,133,327
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 118,040